Long-term and short-term loans issued - Changes in the ECL allowances (Details) - Loans issued - Expected credit loss allowance / Impairment - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in the ECL allowances
ECL allowance as of beginning of the period	₽ (421)	₽ (92)	₽ (37)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(519)	(340)	(63)
Amounts sold and written off	84	11	8
Assets held for sale	683
ECL allowance as of end of the period	(173)	(421)	(92)
12 month ECL | Collective
Changes in the ECL allowances
ECL allowance as of beginning of the period	(24)	(34)	(5)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(182)		(29)
Transfers between stages	122	10
Assets held for sale	77
ECL allowance as of end of the period	(7)	(24)	(34)
Lifetime ECL | Financial instruments not credit-impaired | Collective
Changes in the ECL allowances
ECL allowance as of beginning of the period	(120)	(5)	(1)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	65	(112)	(4)
Transfers between stages	(2)	(3)
Assets held for sale	48
ECL allowance as of end of the period	(9)	(120)	(5)
Lifetime ECL | Financial instruments credit-impaired
Changes in the ECL allowances
ECL allowance as of beginning of the period	(277)	(53)	(31)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(402)	(228)	(30)
Transfers between stages	(120)	(7)
Amounts sold and written off	84	11	8
Assets held for sale	558
ECL allowance as of end of the period	₽ (157)	₽ (277)	₽ (53)